Segment Information - Reconciliation of Adjusted EBITDA to Consolidated Profit Before Income Tax and Profit (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	₺ 166,671,364	₺ 154,653,031	₺ 134,975,159
Profit from continuing operations	11,086,899	15,250,110	8,715,404
Income tax expense	4,866,033	(6,750,994)	(4,021,332)
Finance income	(10,378,433)	(18,283,669)	(5,714,055)
Finance costs	17,025,890	28,777,024	17,252,049
Other income	(251,419)	(1,274,549)	(503,315)
Other expenses	2,577,904	8,154,995	2,031,367
Monetary (gain) loss	(5,850,537)	(5,510,752)	(11,214,047)
Depreciation and amortization	47,563,030	45,189,101	47,061,700
Share of loss/(gain) of equity accounted investees	3,162,643	(2,202,029)	(753,977)
Adjusted EBITDA	69,802,010	63,349,237	52,853,794
IFRS 9 impairment loss provision	(1,021,230)	(1,455,575)	(898,004)
Turkcell Turkiye segment [member]
Disclosure of operating segments [line items]
Revenue	142,529,586	131,630,735	111,946,394
Turkcell International segment [member]
Disclosure of operating segments [line items]
Revenue	3,875,977	3,572,760	3,514,397
Techfin segment [member]
Disclosure of operating segments [line items]
Revenue	7,817,356	5,996,632	4,736,402
All other segments [member]
Disclosure of operating segments [line items]
Revenue	12,448,445	13,452,904	14,777,966
Operating segments [member] | Turkcell Turkiye segment [member]
Disclosure of operating segments [line items]
Revenue	143,771,701	132,760,385	112,545,775
Adjusted EBITDA	66,447,440	58,709,420	47,313,804
IFRS 9 impairment loss provision	(816,347)	(1,328,887)	(804,984)
Operating segments [member] | Turkcell International segment [member]
Disclosure of operating segments [line items]
Revenue	4,014,854	3,790,933	3,859,327
Adjusted EBITDA	1,473,181	1,404,598	1,286,695
IFRS 9 impairment loss provision	(5,361)	(8,742)	(7,223)
Operating segments [member] | Techfin segment [member]
Disclosure of operating segments [line items]
Revenue	8,633,753	6,596,195	5,118,775
Adjusted EBITDA	2,174,255	2,320,938	2,525,944
IFRS 9 impairment loss provision	(198,699)	(118,363)	(82,785)
Operating segments [member] | All other segments [member]
Disclosure of operating segments [line items]
Revenue	13,443,380	14,671,415	19,575,574
Adjusted EBITDA	152,667	1,281,881	1,874,517
IFRS 9 impairment loss provision	(823)	417	(3,012)
Intersegment eliminations [member]
Disclosure of operating segments [line items]
Revenue	(3,192,324)	(3,165,897)	(6,124,292)
Adjusted EBITDA	(445,533)	(367,600)	(147,166)
Intersegment eliminations [member] | Turkcell Turkiye segment [member]
Disclosure of operating segments [line items]
Revenue	(1,242,115)	(1,129,650)	(599,381)
Intersegment eliminations [member] | Turkcell International segment [member]
Disclosure of operating segments [line items]
Revenue	(138,877)	(218,173)	(344,930)
Intersegment eliminations [member] | Techfin segment [member]
Disclosure of operating segments [line items]
Revenue	(816,397)	(599,563)	(382,373)
Intersegment eliminations [member] | All other segments [member]
Disclosure of operating segments [line items]
Revenue	₺ (994,935)	₺ (1,218,511)	₺ (4,797,608)